Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued expenses and other current liabilities
Salaries, welfare and outsourcing fee payable	$ 1,916	$ 1,382
Accrued advertising and other expenses	1,596	647
Accrued professional service fees	613	820
Accrued rental and property management fees	71	71
Accrued staff reimbursements	49	5
Others	96	247
Total	$ 4,341	$ 3,172